Document and Entity Information	Apr. 15, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 15, 2020
Entity Registrant Name	Arch Capital Group Ltd.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-0374481
Entity Address, Address Line One	Waterloo House, Ground Floor
Entity Address, Address Line Two	100 Pitts Bay Road,
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM 08,
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	278-9250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Listings [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0000947484
Amendment Flag	false
Entity File Number	001-16209
Common shares
Entity Listings [Line Items]
Title of 12(b) Security	Common shares, $0.0011 par value per share
Trading Symbol	ACGL
Security Exchange Name	NASDAQ
Depositary Series E Preferred Shares
Entity Listings [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/1,000th interest in a 5.25% Series E preferred share
Trading Symbol	ACGLP
Security Exchange Name	NASDAQ
Depositary Series F Preferred Shares
Entity Listings [Line Items]
Title of 12(b) Security	Depositary shares, each representing a 1/1,000th interest in a 5.45% Series F preferred share
Trading Symbol	ACGLO
Security Exchange Name	NASDAQ